OTHER BORROWINGS	12 Months Ended
Dec. 31, 2014
OTHER BORROWINGS
OTHER BORROWINGS

14. OTHER BORROWINGS

        In December 2010, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor paid $168 (equivalent of RMB1.1 million) to invest in the production of a film and the investor will share the awards bonus related to the film with the Group as the investment return. There is no interest on this borrowing. The loan was fully repaid in November 2013.

        The Group entered into two financing agreements with other investors in October 2011. Under the agreements, the investors paid a total amount of $1,573 (equivalent of RMB10 million) to invest in the production of a TV series. The Group guaranteed a return of 15% to 20% on the investment and accrued interests of $65 and $211 on this borrowing in 2011 and 2012, respectively. The loans and related interest were fully repaid in March and September 2013, respectively.

        The Group also entered into two similar agreements with other investors in March 2012 and May 2012. Under the agreements, the investors paid a total amount of $3,001 (equivalent of RMB19 million) to invest in the production of a TV series. The Group guaranteed a return of 15% on the investment. One of the borrowings, at principal amount of $1,579 (equivalent of RMB10 million) and the related interest was repaid in May 2013. The remaining borrowing, a principal amount of $1,422 (equivalent of RMB9 million) and the related interest was repaid in February 2014.

        In September 2012, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $3,149 (equivalent of RMB20 million) and the Group guaranteed a return of 8% on the investment. The Group accrued interests of $64 and $195 on this borrowing in 2012 and 2013, respectively. The loans and related interest were fully repaid in December 2013.

        In August 2013, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $2,314 (equivalent of RMB14.2 million) in September 2013 and invested $256 (equivalent of RMB1.6 million) in August 2014, and the Group guaranteed a return of 8% on the investment. The loan and related interest will be due in January 2015.

        In April 2014, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $2,455 (equivalent of RMB15.3 million) in April 2014, and $277 (equivalent of RMB1.7 million) in December 2014, and the Group guaranteed a return of 10% on the investment. The loan and related interest will be due in June 2015.

        In December 2014, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $1,627 (equivalent of RMB10 million) as the first payment and the Group guaranteed a return of 10% on the investment. The loan and related interest will be due in December 2015.

        Changes in the balances of other borrowings for the years ended December 31, 2013 and 2014 are as follows:

	2013	2014
Beginning balance as of January 1	8,671	4,126
Receipts from investors	2,314	4,615
Accrued interest expenses	446	342
Payments of principal made during the year	(6,699)	(1,475)
Payments of interest expenses made during the year	(790)	(221)
Exchange differences	184	(83)

Ending balances as of December 31	4,126	7,304

        Interest expenses accrued for the other borrowing were $554, $446 and $342 for the years ended December 31, 2012, 2013 and 2014, respectively, in which $550, $269 and $299 were capitalized into production costs for the years ended December 31, 2012, 2013 and 2014, respectively.

        The Group expects to repay other borrowings of $7,304 in the year ending December 31, 2015.